Related Party Transactions (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Payment of rental		$ 82,670	$ 258,476	$ 2,516,053
Related party receivables	$ 81,756	81,756	76,466
Related party payables	358,241	358,241	279,925
Sheng Ying Xin (Beijing) Film Industry Co., Ltd., [Member]
Related party receivables	46,416	46,416	43,414
Beijing ZhipingScience and Technology Development Co., Ltd [Member]
Related party receivables	30,214	$ 30,214	$ 28,259
Sublease Agreement [Member] | PX Capital [Member]
Payment of rental	68,000
Consultant Agreement [Member] | PX Capital [Member]
Consultancy services fees	$ 80,000